Short-term Loans	12 Months Ended
Dec. 31, 2024
Short-term Loans [Abstract]
Short-term loans

(14) Short-term loans

Short-term loans and total outstanding balance as of December 31, 2023 and 2024 amounted to RMB164,300 and RMB134,976, respectively, which are RMB-denominated borrowings made by the Company’s subsidiaries from financial institutions in mainland China. The Group borrowed RMB182,301 and RMB134,976 one-year loans for its general working capital purposes in 2023 and 2024, respectively.

As of December 31, 2023 and 2024, the weighted average interest rates for the outstanding borrowings were approximately 4.50% and 3.5%, respectively, and the unused lines of credit for the short-term loans was RMB35,700 and RMB65,024, respectively.